Registration Nos. 2-92164 and 811-4066

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

          Pre-Effective Amendment No. _______          [   ]

          Post-Effective Amendment No.   23            [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                         OF 1940                       [ X ]

          Amendment No.    22                          [ X ]

                       CASH ASSETS TRUST
     (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                          (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith Troxell
                 Barrett Rockett Hines & Mone LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___]  immediately upon filing pursuant to paragraph (b)
[___]  on (date) pursuant to paragraph (b)
[___]  60 days after filing pursuant to paragraph (a)(i)
[_X_]  on July 30, 1999 pursuant to paragraph (a)(i)
[___]  75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                    The Pacific Capital Funds
                               of
                        Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-CATS-4-YOU (800-228-7496)
                          212-697-6666

Original Shares
Prospectus                                          July 30, 1999

     Cash Assets Trust is a mutual fund consisting of three separate funds:

     Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money market mutual fund which invests in short-term "money market" securities.

     Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free
Fund") is a tax-exempt money market mutual fund which invests in short-term tax-exempt "money market" securities.

     Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

     For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

               PFPC Inc.
               400 Bellevue Parkway
               Wilmington, DE 19809

                   Call 800-255-2287 toll free
           For General Inquiries & Yield Information,
           Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE CASH FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Cash Fund's Objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

"What does the Cash Fund invest in?"

     The Cash Fund invests in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks;
(ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper:  Short-term corporate debt.

     (4) Corporate Debt Obligations: Corporate debt obligations
(for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the two or more nationally recognized statistical rating organizations ("NRSROs").

     (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

     The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     There are limits on the percentage of the Cash Fund's assets that can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Pacific Century Trust (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     There can be no assurance that the Cash Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Cash Fund is not a deposit in Pacific
Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid.

     When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

       PACIFIC CAPITAL CASH ASSETS TRUST- ORIGINAL SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund Original Shares by showing changes in the Fund's performance from year to year over a 10-year period and by showing the Fund's average annual returns for one, five, ten years and since inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.




[Bar Chart]
Annual Total Returns
1989-1998

10%
    9.12
8%  XXXX 7.97
    XXXX XXXX
6%  XXXX XXXX 5.94
    XXXX XXXX XXXX                5.45      5.09 5.06
4%  XXXX XXXX XXXX 3.48      3.72 XXXX 4.88 XXXX XXXX
    XXXX XXXX XXXX XXXX 2.74 XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

    1989 1990 1991 1992 1993 1994 1995 1996 1997 1998
                     Calendar Years

Year to date return as of June 30, 1999 was____.

During the 10-year period shown in the bar chart, the highest return for a quarter was 2.35% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.67% (quarter ended June 30, 1993).




                     Average Annual Total Return


For the Calendar years ended
December 31, 1998
                                                   Since
                    1-Year    5-Year    10-Years  inception


Pacific Capital Cash Assets Trust- Original Shares

                   5.06%     4.84%    5.33%    5.82%*

* From commencement of operations on December 4, 1984.



Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

                PACIFIC CAPITAL CASH ASSETS TRUST
                         ORIGINAL SHARES


               FEES AND EXPENSES OF THE CASH FUND

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)


Investment Advisory Fee(1)...................0.37%


Distribution (12b-1) Fee (2).................0.00%
All Other Expenses:
 Administration Fee(1).................0.13%
 Other Expenses........................0.07%
 Total All Other Expenses....................0.20%
Total Annual Fund Operating Expenses.........0.63%


(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


(2) No payments designed to recognize sales of shares or to pay advertising expenses out of the assets or income of the Fund are permitted under the 12b(1) Plan for Original Shares. The Plan authorizes certain payments for such purposes to be made by the Administrator, not the Fund. (See "Distribution Plan.")


Example

This Example is intended to help you compare the cost of investing in the Original Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $58       $183      $318      $714



THE TAX-FREE FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN
RISKS

"What is the Tax-Free Fund's Objective?"

     The objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What does the Tax-Free Fund invest in?"

     The Tax-Free Fund seeks to attain this objective by investing primarily in municipal obligations of Hawaii issuers or, if obligations of the desired quality, maturity and interest rate are not available, in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding one year, must be of high quality and must present minimal credit risks.

     Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

     As used in this Prospectus and the SAI, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of certain non-Hawaii issuers, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes. The non-Hawaiian bonds or other obligations the interest on which is exempt from Hawaii state income tax under present law are the bonds or other obligations issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. If Hawaiian Obligations of the desired quality, maturity and interest rate are not available, the Tax-Free Fund will invest in other Municipal Obligations.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations. See "Dividend and Tax Information."

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations. For further information, see "Dividend and Tax Information."

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

Temporary Taxable Investments

     The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable
Obligations pending investment in Municipal Obligations. The
Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations.

     As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations.

     Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are:

     Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; commercial paper obligations and bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; or (ii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. "Bank" includes commercial banks, savings banks and savings and loan associations.

Floating and Variable Rate Instruments

     The Tax-Free Fund may purchase obligations with a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the Tax-Free Fund to tender them back to the issuer at par value prior to maturity. The Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

     To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

     The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio.

     The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

When-Issued Securities

     The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. No income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

Repurchase Agreements

     The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are listed above under "The Tax-Free Fund And Its Investments"; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers.

Loans of Portfolio Securities

     The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income. The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

     The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations. It will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Tax-Free Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Tax-Free Fund will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Tax-Free Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Tax-Free Fund so invested. The Tax-Free Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

     The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields maturities and market sectors.

     The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

Hawaiian Obligations

     The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii.
Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.

     As of the date of this prospectus the economic data available indicate that much of Hawaii's economic slowdown in 1998 was attributable to the financial crisis in Asia. Gross State Product grew by 1.0 percent compared to the 1.5 percent growth experienced in 1997. Real personal income growth in which, began to accelerate in 1997, continued into most of 1998, registering and average annual growth rate of approximately 2.0 percent. Much of the growth is attributable to external sources such as dividends,interest, as growth in wages. Hawaii experienced slight deflation in 1998, with the consumer price index decreasing 0.2 Percent. The index is expected to be flat to negative 0.5 percent in 1999. Hawaii's cost of living differential continued to decline in 1998 and was recently 1.30 times the national average compared to its peak of 1.40 times in the early 1990s.

     Statewide the total number of jobs dropped 1.0 percent in 1998. However, the number of persons employed has been increasing for the past several years and currently totals 560,950. In addition, Hawaii's unemployment rate has declined from 6.2 percent in 1997 to 5.8 percent in 1998. The future for Hawaii's job market is considered promising with several new business ventures and a revival of the film industry.

     Hawaii home prices have stabilized over the past year causing increase in sales volume. In addition, the decline in prices over the past several years has created an attractive market for investors seeking resort homes and lots, especially on the neighboring islands. The decline in property values has had a negative impact of the financial conditions of the City and County of Honolulu. In early 1999, both Moody's Investors Service and Standard & Poor's lowered the rating of the city's outstanding general obligation debt one notch to AA3 and AA-, respectively. The ratings for the City's bonds are currently stable. This downgrade was anticipated as the declining tax base and prolonged period of economic recovery has limited the City's financial flexibility for several years.

     In 1998 tourism, the state's principal industry, experienced an overall decline of 1.7 percent. Total visitor arrivals declined from 6.88 million in 1997 to 6.76 million in 1998. The strong U.S. economy helped to boost westbound arrivals by 4.1 percent which helped to offset the 10 percent decline in eastbound arrivals. Occupancy figures also reflected the strong westbound visitor numbers as several neighboring islands, a favorite destination for the repeat westbound visitor, registered increases over the prior year. The increased westbound arrivals have prompted several airlines to increase service between the continental U.S. and Hawaii. In addition, several of the neighboring islands have lengthened their runways to accommodate larger aircraft.

Other Risks

     There can be no assurance that the Tax-Free Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Tax-Free Fund is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

     The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian.

     Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.

  PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST- ORIGINAL SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Original Shares of the Tax-Free Fund by showing changes in the Tax-Free Fund's performance from year to year over a 10-year period and by showing the Tax-Free Fund's average annual returns for one and five years and since inception. How the Tax-Free Fund has performed in the past is not necessarily an indication of how the Tax-Free Fund will perform in the future.



[Bar Chart]
Annual Total Returns
1990-1998


6%  5.77
    XXXX 4.34
4%  XXXX XXXX                3.46 3.01 3.08
    XXXX XXXX 2.79 2.03 2.39 XXXX XXXX XXXX 3.00
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1990 1991 1992 1993 1994 1995 1996 1997 1998
                     Calendar Years

Year to date return as of June 30, 1999 was ______.

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ended December 31, 1990) and the lowest return for a quarter was 0.47% (quarter ended
March 31, 1994).




                     Average Annual Total Return


For the Calendar Year ended
December 31, 1998
                                        Since
                    1-Year    5-Year    inception


Pacific Capital Tax-Free Cash Assets Trust- Original Shares

                   3.00%     2.99%      3.54%*

* From commencement of operations on April 4, 1989.


Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

         THE PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
                         ORIGINAL SHARES

             FEES AND EXPENSES OF THE TAX-FREE FUND

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)


Investment Advisory Fee(1)...................0.29%


Distribution (12b-1) Fee (2).................0.00%
All Other Expenses:
 Administration Fee(1).......................0.13%
 Other Expenses..............................0.07%
 Total All Other Expenses...........................0.20%
Total Annual Fund Operating Expenses................0.63%


(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


(2) No payments designed to recognize sales of shares or to pay advertising expenses out of the assets or income of the Fund are permitted under the 12b(1) Plan for Original Shares. The Plan authorizes certain payments for such purposes to be made by the Administrator, not the Fund. (See "Distribution Plan.")


Example

This Example is intended to help you compare the cost of investing in Original Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $58       $183      $318      $714




THE GOVERNMENT SECURITIES FUND'S OBJECTIVE, INVESTMENT STRATEGIES
AND MAIN RISKS

"What is the Government Securities Fund's Objective?"

     The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What does the Government Securities Fund invest in?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States
Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government
Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. U.S. Treasury bills, which have a maturity of up to one year, are the most frequently issued marketable U.S. government security. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Other U.S. Government Securities

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Government
Securities Fund will be 90 days or less and the Government
Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different issuers, yields maturities and market sectors.

     The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities
Fund?"

     There can be no assurance that the Government Securities Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Government Securities Fund is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Repurchase agreements involve some risk to the Government
Securities Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


  PACIFIC CAPITAL U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                        ORIGINAL SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in The Government Securities Fund - Original Shares by showing changes in the Fund's performance from year to year over a 10-year period and by showing the Fund's average annual returns for one, five, ten years and since inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



[Bar Chart]
Annual Total Returns
1990-1998

10%

8%
    7.82
6%  XXXX 5.81                5.29
    XXXX XXXX                XXXX 4.79 4.89 4.96
4%  XXXX XXXX 3.28      3.57 XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX 2.58 XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1990 1991 1992 1993 1994 1995 1996 1997 1998
                     Calendar Years

Year to date return as of June 30, 1999 was ______.

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.95% (quarter ended September 30, 1990) and the lowest return for a quarter was 0.61% (quarter ended June
30, 1995).



                     Average Annual Total Return

For the Calendar Year Ended
December 31, 1998
                                        Since
                    1-Year    5-Year    inception


Pacific Capital U.S. Government Cash Assets Trust- Original Shares

                   4.96%     4.70%      5.07%*

* From commencement of operations on April 4, 1989.



Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

  PACIFIC CAPITAL U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                         ORIGINAL SHARES


       FEES AND EXPENSES OF THE GOVERNMENT SECURITIES FUND

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Investment Advisory Fee(1)...................0.32%
Distribution (12b-1) Fee (2).................0.00%
All Other Expenses:
 Administration Fee(1).................0.08%
 Other Expenses........................0.09%
 Total All Other Expenses....................0.17%
Total Annual Fund Operating Expenses.........0.49%

[FN]
(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


(2) No payments designed to recognize sales of shares or to pay advertising expenses out of the assets or income of the Fund are permitted under the 12b(1) Plan for Original Shares. The Plan authorizes certain payments for such purposes to be made by the Administrator, not the Fund. (See "Distribution Plan.")


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $50       $157      $274      $616


General Risks

     Year 2000. Like other financial and business organizations, the Funds could be adversely affected if computer systems the Funds rely on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Funds to achieve comparable results. Certain vendors have advised the Administrator that they are currently compliant. The three mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations, advised the Administrator in 1998 that they were actively working on necessary changes. These three vendors anticipated readiness by December 1998 and so informed the Administrator. However they did not achieve that objective and advised the Administrator that they expect to be ready during the first half of 1999. At this time there can be no assurance that the target dates will be met or that these steps will be sufficient to avoid any adverse impact on the Funds. The Administrator has also requested the Funds' portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Funds invests.

                     MANAGEMENT OF THE FUNDS

"How are the Funds managed?"

     Pacific Century Trust, a division of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI, (the "Adviser") is the investment adviser for each of the Funds. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds and records and providing other administrative services.

     Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

     Under the Advisory Agreements, during the fiscal year ended March 31, 1999, each Fund paid a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee was payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate was 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds paid were at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement.

Information about the Adviser and the Administrator

     The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

     The Funds' Administrator, Aquila Management Corporation, 380 Madison Avenue, New York, NY 10017, is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion, of which approximately $2.0 billion consisted of assets of the tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy
B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

     The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the next calculated net asset value after your purchase or redemption order is considered received in proper form.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the each Fund's investments at amortized cost.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Veterans Day.

                           PURCHASES
Opening an Account

     To open a new Original Shares account, you must send a properly completed Application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     Original Shares are sold solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

     You can make investments in Original Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

         (Specify the name of the Fund)
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, DE 19809



     2. By Wire. You can wire Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4589
     FFC: Pacific Capital Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Tax-Free Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4626
     FFC: Pacific Capital Tax-Free Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Government Securities Fund:

    PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4714
     FFC: Pacific Capital U.S. Government Securities
     Cash Assets Trust
     (Indicate Original Shares or Service Shares)

     In addition you should supply:

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

     The Funds imposes no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
the appropriate Fund               the appropriate Fund

* Complete the Application         * Fill out the pre-printed
included  with the Prospectus,     stub attached
indicating the features            to each Fund's confirmations.
you wish to authorize.             Or, supply the name(s)
                                   of account owner(s),
                                   the account number and
                                   the name of the Fund.

* Send your check and              * Send your check and
completed application              completed application
to your dealer or                  to your dealer or
to the Funds' Agent, PFPC          to the Funds' Agent, PFPC
Inc., or                            Inc., or

* Wire funds as described above.    * Wire funds as described
                                    above.

Be sure to supply the name(s) of account owner(s), the account number, the name of the Fund.

"Can I Transfer Funds Electronically?"

     You can have funds transferred electronically, in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment You can make single investments of up to $50,000 to be made by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 day's written notice to shareholders.

When Shares Are Issued and Dividends Are Declared On Them

     The Funds issue shares three ways.

     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

     The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method      When will an order  When will an order
                    received before     received after
                    4:00 p.m on a       4:00 p.m. on a
                    Business Day        Business Day
                    be deemed           be deemed
                    effective?          effective?


By wire in
Federal Funds or
Federal Reserve
Draft               That day            Next Business Day

By wire not
in Federal Funds    4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal Funds       Federal Funds
                    (normally the       (normally the
                    next Business       next Business
                    Day)                Day)

By Check            4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal Funds       Federal Funds
                    (normally           (normally
                    two Business        two Business
                    Days for checks     Days for checks
                    on banks in the     on banks in the
                    Federal Reserve     Federal Reserve
                    System, longer      System, longer
                    for other banks.)   for other banks.)

Automatic
Investment          The day you specify;
                    if it is not a
                    Business Day, on the
                    next Business Day.

Telephone
Investment          That Day            Next Business Day

     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent).

     Second Method - For banks or broker-dealers which have made special arrangements with the Funds. You will be paid dividends starting on the day (whether or not a Business Day) after the Business Day on which your purchase order is received in proper form. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order be considered received under the Second
Method?"

     Your purchase order is effective on the Business Day it is received if

     1) your payment is made in Federal funds or by check in New
     York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time; or

     2) (i) you advise the Agent prior to 5:00 p.m. New York time of a dollar amount to be invested and the form of registration of the shares to be issued; (ii) your bank or broker-dealer wires payment for your order in Federal funds, before noon New York time on the next Business Day; and
     (iii) arrangements satisfactory to the Funds are made with your the bank or broker-dealer under which if Federal funds are not so received, the Funds are reimbursed for any costs or loss of income arising out of such non-receipt.

     If you pay by check under No. 1 above, and the check is not converted into Federal funds in the normal course on the next
Business Day, you must arrange to have payment wired in Federal
Funds before noon on the next Business Day.

     New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing
House.

     Third Method Broker-dealers or banks which have requested that this method be used, to which request any Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be considered received under the Third
Method?"

     Your purchase order is effective and your funds are invested as follows:

     On that day, if

     (i) you advise the Agent before noon New York time on a Business Day of a dollar amount to be invested; and

     (ii) Your payment in Federal funds is received by wire on that day.

     The third investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the three investment methods set forth above. If you make a redemption request and have purchased shares under methods (1) and/or (2) and other shares under method
(3), the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death Registration

     The Funds generally permit "transfer on death" registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules.


                    REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been accepted.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-255-2287 toll free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

     Expedited Redemption Methods
     (Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

     1 By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial Institution account you have previously specified or

          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming.
          You may only redeem by check via telephone request once in any 7-day period.

          Telephoning the Agent

          Whenever you telephone the Agent, please be prepared to supply:

          account name(s) and number

          name of the caller

          the social security number registered to the account

          personal identification


     Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

          account name(s),

          account number,

          amount to be redeemed,

          any payment directions.

     To have redemption proceeds sent directly to a Financial Institution Account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
Institution account must be identical to those on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Original Shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note that certificate shares and shares which were recently purchased by check are not available for redemption by check.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

     Regular Redemption Method
     (Certificate and Non-Certificate Shares)

     Certificate Shares.  Mail to the Funds' Agent: (1) blank
(unsigned) certificates for Original Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

          member of a national securities exchange

          U.S. bank or trust company

          state-chartered savings bank

          federally chartered savings and loan association

          foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association
          Medallion Program ("STAMP") Stock Exchanges Medallion
          Program ("SEMP") or the New York Stock Exchange, Inc.
          Medallion Signature Program ("MSP")

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

          Account name(s)

          Account number

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

          Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

          Signature(s) of the registered shareholder(s) and

          Signature guarantee(s), if required, as indicated above.

"When Will I Receive the Proceeds of My Redemption?"

     Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following acceptance of your redemption request. Except as described below, the Funds will send payments within 7 days.

Redemption          Method of Payment                  Charges

Under $1,000        Check                              None
$1,000 or more      Check or, if and as                None
                    you requested on your
                    Application or Ready Access
                    Features Form, wired
                    or transferred through
                    the Automated Clearing
                    House to your Financial
                    Institution Account.
Through a broker
/dealer             Check or wire, to your        None.
                    broker/dealer.                However,
                                                  your
                                                  broker/dealer
                                                  may charge a
                                                  fee.



     Although the Funds do not currently intend to, any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     The Funds may delay redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     Payment for redemption by any method (including redemption by check) of Original Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Original Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

     Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                  Dividends and Distributions

     The Funds will declare all of their net income for dividend purposes daily as dividends. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. You can make this election in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features Form. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "third" method.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Dividends paid by each Fund with respect to Service Shares (the Fund's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution
Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

     The Funds will be required to withhold, subject to certain exemptions, 31% of dividends paid or credited to you and redemption proceeds, if you have not filed with the Funds a correct Taxpayer Identification Number, certified when required.

Distribution Arrangements

Confirmations and Share Certificates

     A statement will be mailed to you confirming each purchase of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

     The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." In the case of the Tax-Free Fund, these are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

     A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Tax-Free Fund.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

     Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information

    The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 1998, 1997 and 1996, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 37.7%, 44.9%, and 41.3% respectively, which should not be considered predictive of future results.

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

Hawaiian Tax Information Concerning the Government Securities
Fund

     The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 1998, 1997 and 1996, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 92.8%, 69.8% and 71.5%, respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

Distribution Plan

      Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed
0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     The Distribution Plan has other provisions that relate to payments in connection with each Fund's Service Shares Class.
None of such payments are made from assets represented by Original Shares of any Fund.

[CAPTION]

                    THE PACIFIC CAPITAL FUNDS
                      OF CASH ASSETS TRUST
                         ORIGINAL SHARES
                            CASH FUND
                      FINANCIAL HIGHLIGHTS
        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                        Year Ended March 31,
                          1999     1998      1997      1996      1995
Net Asset Value,
 Beginning of Period.      $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.05      0.05      0.05      0.05      0.04
Less distributions:
 Dividends from net
  investment income........(0.05)    (0.05)    (0.05)    (0.05)    (0.04)
Net Asset Value, End
 of Period.................$1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)........... 4.90      5.15      4.88      5.32      4.40
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands)..........417.7    418.8     421.4     308.7     486.7
Ratio of Expenses to Average
 Net Assets (%)...........  0.57      0.58      0.60      0.61      0.59
 Average Net Assets (%).... 4.79      5.03      4.78      5.23      4.40

For periods after April 1, 1995 the expense ratios after giving effect to the expense offset for uninvested cash balances were:


Ratio of Expenses to Average
 Net Assets (%)............. 0.56      0.57      -         0.60       -



Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 4.34% and its "compounded effective yield" for that period was 4.43%; see the Additional Statement for the method of calculating these yields.



                         THE PACIFIC CAPITAL FUNDS
                           OF CASH ASSETS TRUST
                              ORIGINAL SHARES
                               TAX-FREE FUND
                           FINANCIAL HIGHLIGHTS
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                        Year Ended March 31,
                          1999     1998      1997      1996      1995
Net Asset Value,
 Beginning of Period.      $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.03      0.03      0.03      0.03      0.03
Less distributions:
 Dividends from net
  investment income........(0.03)    (0.03)    (0.03)    (0.03)    (0.03)
Net Asset Value, End
 of Period.................$1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)........... 2.91      3.08      3.00      3.37      2.74
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands).......... 83.4     76.6      91.0     125.2     138.3
Ratio of Expenses to Average
 Net Assets (%)...........  0.54      0.63      0.55      0.54      0.55
 Average Net Assets (%).... 2.85      3.04      2.97      3.32      2.74

For periods after April 1, 1995 the expense ratios after giving effect to the expense offset for uninvested cash balances were:


Ratio of Expenses to Average
 Net Assets (%)............. 0.53       -          -        -


Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 2.60% and its "compounded effective yield" for that period was 2.63%; see the Additional Statement for the method of calculating these yields.



                         THE PACIFIC CAPITAL FUNDS
                           OF CASH ASSETS TRUST
                              ORIGINAL SHARES
                          GOVERNMENT SECURITIES FUND
                           FINANCIAL HIGHLIGHTS
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the
Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request. On April 1, 1998, the fund formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became
Pacific Capital U.S. Government    Securities Cash Assets Trust.

                                        Year Ended March 31,
                          1999     1998      1997      1996      1995
Net Asset Value,
 Beginning of Period.      $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.04      0.05      0.05      0.05      0.04
Less distributions:
 Dividends from net
  investment income........(0.04)    (0.05)    (0.05)    (0.05)    (0.04)
Net Asset Value, End
 of Period.................$1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)........... 4.80      4.95      4.76      5.20      4.20
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands)..........139.9    100.8      65.7      74.0      64.0
Ratio of Expenses to Average
 Net Assets (%)...........  0.49      0.52      0.56      0.55      0.54
 Average Net Assets (%).... 4.70      4.85      4.65      5.06      4.04

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996 were:

  Ratio of Expenses
   to Average Net Assets(%)
                             -         -          -       0.63     0.59
  Ratio of Net Investment
   Income to
   Average Net Assets(%)     -         -          -       4.98     3.99

The expense ratios after giving effect to the waivers and expense offset for invested cash balances for periods after April 1, 1995 were:

Ratio of Expenses to
  Average Net Assets(%)      -         -         0.55     0.54     -


Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 4.31% and its "compounded effective yield" for that period was 4.40%; see the Additional Statement for the method of calculating these yields.


[LOGO]                         Application for
       The Pacific Capital Funds of Cash Assets Trust - Original Shares
                Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                         Tel.# 1-800-255-2287



STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniformed Gifts/Transfers
   to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (810)
  ___ Pacific Capital Tax-Free Cash Assets Trust (820)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (830)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                                        Name of Financial Institution
  _________________________________     _______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Original Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Original Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
      (Original Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________     __________________________
First Name   Middle Initial   Last Name     Financial Institution Name

_______________________________________     __________________________
Street                                      Financial Institution
                                               Street Address

_______________________________________     __________________________
 City                  State       Zip       City        State     Zip

                                      ____________________________________
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds and Pacific Capital Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The
Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N A, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________  __________
Individual (or Custodian)          Joint Registrant, if any    Date
______________________________    __________________________  __________
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[Inside Back Cover]

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
John M. Herndon, Vice President and Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

Back Cover

     This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds dated July 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

     You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Funds at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

This Prospectus Should Be Read and Retained For Future Reference

TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributors......................
Tax Information..................................
Financial Highlights.............................
Application and Letter of Intent.................


The file number under which the Fund is registered with the SEC under the
Investment Company Act of 1940 is 811-4066

The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

PROSPECTUS

Original Shares


To receive a free copy of the Trust's SAI, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-952-6666 toll free

                      or you can write to:

                            PFPC Inc.
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-229-7496 or
212-697-6666

This Prospectus should be read and retained for future reference

                    The Pacific Capital Funds
                               of
                        Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-CATS-4-YOU (800-228-7496)
                          212-697-6666

Service Shares
Prospectus                                          July 30, 1999

     Cash Assets Trust is a mutual fund consisting of three separate funds:

     Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money market mutual fund which invests in short-term "money market" securities.

     Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free
Fund") is a tax-exempt money market mutual fund which invests in short-term tax-exempt "money market" securities.

     Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

     For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

               PFPC Inc.
               400 Bellevue Parkway
               Wilmington, DE 19809

                   Call 800-255-2287 toll free
           For General Inquiries & Yield Information,
           Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE CASH FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Cash Fund's Objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

"What does the Cash Fund invest in?"

     The Cash Fund invests in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks;
(ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper:  Short-term corporate debt.

     (4) Corporate Debt Obligations: Corporate debt obligations
(for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the two or more nationally recognized statistical rating organizations ("NRSROs").

     (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

     The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     There are limits on the percentage of the Cash Fund's assets that can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Pacific Century Trust (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     There can be no assurance that the Cash Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Cash Fund is not a deposit in Pacific
Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid.

     When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

       PACIFIC CAPITAL CASH ASSETS TRUST- SERVICE SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund Service Shares by showing changes in the Fund's performance from year to year over a 3-year period and by showing the Fund's average annual returns for one year and since inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.




[Bar Chart]
Annual Total Returns
1996-1998

6%
5%  4.62 4.83 4.80
4%  XXXX XXXX XXXX
3%  XXXX XXXX XXXX
2%  XXXX XXXX XXXX
1%  XXXX XXXX XXXX
    XXXX XXXX XXXX
0%  XXXX XXXX XXXX

    1996 1997 1998
    Calendar Years

Year to date return as of June 30, 1999 was _____.

During the 3-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 1997) and the lowest return for a quarter was 1.12% (quarters ended
June 30, 1996 and March 31, 1997).




                     Average Annual Total Return


For the Calendar year ended
December 31, 1998
                              Since
                    1-Year    inception


Pacific Capital Cash Assets Trust- Service Shares

                   4.80%     4.86

* From commencement of operations on February 1, 1995.



Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

                PACIFIC CAPITAL CASH ASSETS TRUST
                         SERVICE SHARES


               FEES AND EXPENSES OF THE CASH FUND

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)


Investment Advisory Fee(1)...................0.37%


Distribution (12b-1) Fee.....................0.25%
All Other Expenses:
 Administration Fee(1).................0.13%
 Other Expenses........................0.06%
 Total All Other Expenses....................0.19%
Total Annual Fund Operating Expenses.........0.81%

[FN]
(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


Example

This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $83       $259      $450      $1,002


THE TAX-FREE FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN
RISKS

"What is the Tax-Free Fund's Objective?"

     The objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What does the Tax-Free Fund invest in?"

     The Tax-Free Fund seeks to attain this objective by investing primarily in municipal obligations of Hawaii issuers or, if obligations of the desired quality, maturity and interest rate are not available, in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding one year, must be of high quality and must present minimal credit risks.

     Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

     As used in this Prospectus and the SAI, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of certain non-Hawaii issuers, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes. The non-Hawaiian bonds or other obligations the interest on which is exempt from Hawaii state income tax under present law are the bonds or other obligations issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. If Hawaiian Obligations of the desired quality, maturity and interest rate are not available, the Tax-Free Fund will invest in other Municipal Obligations.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations. See "Dividend and Tax Information."

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations. For further information, see "Dividend and Tax Information."

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

Temporary Taxable Investments

     The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable
Obligations pending investment in Municipal Obligations. The
Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations.

     As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations.

     Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are:

     Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; commercial paper obligations and bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; or (ii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. "Bank" includes commercial banks, savings banks and savings and loan associations.

Floating and Variable Rate Instruments

     The Tax-Free Fund may purchase obligations with a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the Tax-Free Fund to tender them back to the issuer at par value prior to maturity. The Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

     To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

     The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio.

     The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

When-Issued Securities

     The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. No income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

Repurchase Agreements

     The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are listed above under "The Tax-Free Fund And Its Investments"; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers.

Loans of Portfolio Securities

     The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income. The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

     The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations. It will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Tax-Free Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Tax-Free Fund will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Tax-Free Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Tax-Free Fund so invested. The Tax-Free Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

     The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields maturities and market sectors.

     The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

Hawaiian Obligations

     The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii.
Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.

     As of the date of this prospectus the economic data available indicate that much of Hawaii's economic slowdown in 1998 was attributable to the financial crisis in Asia. Gross State Product grew by 1.0 percent compared to the 1.5 percent growth experienced in 1997. Real personal income growth in which, began to accelerate in 1997, continued into most of 1998, registering and average annual growth rate of approximately 2.0 percent. Much of the growth is attributable to external sources such as dividends,interest, as growth in wages. Hawaii experienced slight deflation in 1998, with the consumer price index decreasing 0.2 Percent. The index is expected to be flat to negative 0.5 percent in 1999. Hawaii's cost of living differential continued to decline in 1998 and was recently 1.30 times the national average compared to its peak of 1.40 times in the early 1990s.

     Statewide the total number of jobs dropped 1.0 percent in 1998. However, the number of persons employed has been increasing for the past several years and currently totals 560,950. In addition, Hawaii's unemployment rate has declined from 6.2 percent in 1997 to 5.8 percent in 1998. The future for Hawaii's job market is considered promising with several new business ventures and a revival of the film industry.

     Hawaii home prices have stabilized over the past year causing increase in sales volume. In addition, the decline in prices over the past several years has created an attractive market for investors seeking resort homes and lots, especially on the neighboring islands. The decline in property values has had a negative impact of the financial conditions of the City and County of Honolulu. In early 1999, both Moody's Investors Service and Standard & Poor's lowered the rating of the city's outstanding general obligation debt one notch to AA3 and AA-, respectively. The ratings for the City's bonds are currently stable. This downgrade was anticipated as the declining tax base and prolonged period of economic recovery has limited the City's financial flexibility for several years.

     In 1998 tourism, the state's principal industry, experienced an overall decline of 1.7 percent. Total visitor arrivals declined from 6.88 million in 1997 to 6.76 million in 1998. The strong U.S. economy helped to boost westbound arrivals by 4.1 percent which helped to offset the 10 percent decline in eastbound arrivals. Occupancy figures also reflected the strong westbound visitor numbers as several neighboring islands, a favorite destination for the repeat westbound visitor, registered increases over the prior year. The increased westbound arrivals have prompted several airlines to increase service between the continental U.S. and Hawaii. In addition, several of the neighboring islands have lengthened their runways to accommodate larger aircraft.

Other Risks

     There can be no assurance that the Tax-Free Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Tax-Free Fund is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

     The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian.

     Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.

   PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST- SERVICE SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Tax-Free Fund-Service Shares by showing changes in the Fund's performance from year to year over a 3-year period and by showing the Fund's average annual returns for one year and since inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.




[Bar Chart]
Annual Total Returns
1996-1998



3%  2.75 2.82 2.74
2%  XXXX XXXX XXXX
1%  XXXX XXXX XXXX
    XXXX XXXX XXXX
0%  XXXX XXXX XXXX

    1996 1997 1998
    Calendar Years

Year to date return as of June 30, 1999 was ______.

During the 3-year period shown in the bar chart, the highest return for a quarter was 0.73% (quarters ended June 30, 1997 and June 30,1998) and the lowest return for a quarter was 0.69%
(quarter ended March 31, 1997).




                     Average Annual Total Return


For the Calendar Year
ended December 31, 1998
                              Since
                    1-Year    inception


Pacific Capital Tax-Free Cash Assets Trust- Service Shares

                   2.74%     2.89

* From commencement of operations on February 1, 1995.



Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

         THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
                         SERVICE SHARES
                          TAX FREE FUND

                  FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)


Investment Advisory Fee(1)...................0.29%


Distribution (12b-1) Fee.....................0.25%
All Other Expenses:
 Administration Fee(1).................0.11%
 Other Expenses........................0.14%
 Total All Other Expenses....................0.25%
Total Annual Fund Operating Expenses.........0.79%

[FN]
(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


Example

This Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $81       $252      $439      $ 978


THE GOVERNMENT SECURITIES FUND'S OBJECTIVE, INVESTMENT STRATEGIES
AND MAIN RISKS

"What is the Government Securities Fund's Objective?"

     The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What does the Government Securities Fund invest in?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States
Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government
Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. U.S. Treasury bills, which have a maturity of up to one year, are the most frequently issued marketable U.S. government security. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Other U.S. Government Securities

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Government
Securities Fund will be 90 days or less and the Government
Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, must determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different issuers, yields maturities and market sectors.

     The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities
Fund?"

     There can be no assurance that the Government Securities Fund will be able to maintain a stable net asset value of $1.00 per share.

     Investment in the Government Securities Fund is not a deposit in Pacific Century Trust, Bank of Hawaii, Pacific Century Financial Corp. or their bank or non-bank affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Repurchase agreements involve some risk to the Government
Securities Fund if the other party does not fulfil its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

 PACIFIC CAPITAL U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST-
                         SERVICE SHARES
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Government Securities Fund - Service Shares by showing changes in the Fund's performance from year to year over a 3-year period and by showing the Fund's average annual returns for one year and since inception. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.




[Bar Chart]
Annual Total Returns
1996-1998

5%  4.53 4.63 4.70
4%  XXXX XXXX XXXX
3%  XXXX XXXX XXXX
2%  XXXX XXXX XXXX
1%  XXXX XXXX XXXX
    XXXX XXXX XXXX
0%  XXXX XXXX XXXX

    1996 1997 1998
    Calendar Years

Year to date return as of June 30, 1999 ______.

During the 3-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 1998) and the lowest return for a quarter was 1.09% (quarters ended June 30, 1996 and March 31, 1997).




                     Average Annual Total Return


For the Calendar Year Ended
December 31, 1998
                              Since
                    1-Year    inception


Pacific Capital U.S. Government Securities Cash Assets Trust-
Service Shares

                   4.70%     4.75*

* From commencement of operations on February 1, 1995.



Please call (800) 228-7496 toll free to obtain the Fund's most current seven-day yield.

  PACIFIC CAPITAL U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                         SERVICE SHARES


       FEES AND EXPENSES OF THE GOVERNMENT SECURITIES FUND

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)


Investment Advisory Fee(1)...................0.32%


Distribution (12b-1) Fee.....................0.25%
All Other Expenses:
 Administration Fee(1).................0.08%
 Other Expenses........................0.09%
 Total All Other Expenses....................0.17%
Total Annual Fund Operating Expenses.........0.74%

[FN]
(1) The respective rates for the investment advisory fee and the administration fee shown represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below the breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Annual Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year    3 years   5 years    10 years
                         $76       $237      $411      $ 918


General Risks

     Year 2000. Like other financial and business organizations, the Funds could be adversely affected if computer systems the Funds rely on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Funds to achieve comparable results. Certain vendors have advised the Administrator that they are currently compliant. The three mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations, advised the Administrator in 1998 that they were actively working on necessary changes. These three vendors anticipated readiness by December 1998 and so informed the Administrator. However they did not achieve that objective and advised the Administrator that they expect to be ready during the first half of 1999. At this time there can be no assurance that the target dates will be met or that these steps will be sufficient to avoid any adverse impact on the Funds. The Administrator has also requested the Funds' portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Funds invests.

                     MANAGEMENT OF THE FUNDS

"How are the Funds managed?"

     Pacific Century Trust, a division of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI, (the "Adviser") is the investment adviser for each of the Funds. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds and records and providing other administrative services.

     Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

     Under the Advisory Agreements, during the fiscal year ended March 31, 1999, each Fund paid a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee was payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate was 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds paid were at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement.

Information about the Adviser and the Administrator

     The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

     The Funds' Administrator, Aquila Management Corporation, 380 Madison Avenue, New York, NY 10017, is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion, of which approximately $2.0 billion consisted of assets of the tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy
B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

     The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the next calculated net asset value after your purchase or redemption order is considered received in proper form.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the each Fund's investments at amortized cost.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Veterans Day.

                           PURCHASES
Opening an Account

     To open a new Service Shares account, you must send a properly completed Application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     You can make investments in Service Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

         (Specify the name of the Fund)
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, DE 19809

     2. By Wire. You can wire Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4589
     FFC: Pacific Capital Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Tax-Free Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4626
     FFC: Pacific Capital Tax-Free Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Government Securities Fund:

    PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4714
     FFC: Pacific Capital U.S. Government Securities
     Cash Assets Trust
     (Indicate Original Shares or Service Shares)

     In addition you should supply:

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

     There is no sales or service charge imposed by any Fund on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

     The Bank of Hawaii offers an arrangement whereby its customers may invest in Service Shares of any Fund by establishing a "sweep account" with the Bank of Hawaii, which connects an FDIC-insured Bank of Hawaii checking account with a brokerage account provided through Bancorp Investment Group, a subsidiary of the Bank of Hawaii. When money is transferred out of your checking account for investment in any of the Funds, it is no longer covered by FDIC insurance. Other banks or broker-dealers may offer a similar facility for automatic investment of account balances in Service Shares of the Funds. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

     If you are not investing through a financial intermediary, you should follow these instructions:

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
the appropriate Fund               the appropriate Fund

* Complete the Application         * Fill out the pre-printed
included  with the Prospectus,     stub attached
indicating the features            to each Fund's confirmations.
you wish to authorize.             Or, supply the name(s)
                                   of account owner(s),
                                   the account number and
                                   the name of the Fund.

* Send your check and              * Send your check and
completed application              completed application
to your dealer or                  to your dealer or
to the Funds' Agent, PFPC          to the Funds' Agent, PFPC
Inc., or                            Inc., or

* Wire funds as described above.    * Wire funds as described
                                    above.

Be sure to supply the name(s) of account owner(s), the account number, the name of the Fund.

"Can I Transfer Funds Electronically?"

     You can have funds transferred electronically, in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment You can make single investments of up to $50,000 to be made by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 day's written notice to shareholders.

     If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

When Shares Are Issued and Dividends Are Declared On Them

     The Funds issue shares three ways.

     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

     The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method      When will an order  When will an order
                    received before     received after
                    4:00 p.m on a       4:00 p.m. on a
                    Business Day        Business Day
                    be deemed           be deemed
                    effective?          effective?


By wire in
Federal Funds or
Federal Reserve
Draft               That day            Next Business Day

By wire not
in Federal Funds    4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal Funds       Federal Funds
                    (normally the       (normally the
                    next Business       next Business
                    Day)                Day)

By Check            4:00 p.m. on the    4:00 p.m. on the
                    Business Day        Business Day
                    converted to        converted to
                    Federal Funds       Federal Funds
                    (normally           (normally
                    two Business        two Business
                    Days for checks     Days for checks
                    on banks in the     on banks in the
                    Federal Reserve     Federal Reserve
                    System, longer      System, longer
                    for other banks.)   for other banks.)

Automatic
Investment          The day you specify;
                    if it is not a
                    Business Day, on the
                    next Business Day.

Telephone
Investment          That Day            Next Business Day

     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent).

     Second Method - For banks or broker-dealers which have made special arrangements with the Funds. You will be paid dividends starting on the day (whether or not a Business Day) after the Business Day on which your purchase order is received in proper form. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order be considered received under the Second
Method?"

     Your purchase order is effective on the Business Day it is received if

     1) your payment is made in Federal funds or by check in New
     York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time; or

     2) (i) you advise the Agent prior to 5:00 p.m. New York time of a dollar amount to be invested and the form of registration of the shares to be issued; (ii) your bank or broker-dealer wires payment for your order in Federal funds, before noon New York time on the next Business Day; and
     (iii) arrangements satisfactory to the Funds are made with your the bank or broker-dealer under which if Federal funds are not so received, the Funds are reimbursed for any costs or loss of income arising out of such non-receipt.

     If you pay by check under No. 1 above, and the check is not converted into Federal funds in the normal course on the next
Business Day, you must arrange to have payment wired in Federal
Funds before noon on the next Business Day.

     New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing
House.

     Third Method Broker-dealers or banks which have requested that this method be used, to which request any Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be considered received under the Third
Method?"

     Your purchase order is effective and your funds are invested as follows:

     On that day, if

     (i) you advise the Agent before noon New York time on a Business Day of a dollar amount to be invested; and

     (ii) Your payment in Federal funds is received by wire on that day.

     The third investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the three investment methods set forth above. If you make a redemption request and have purchased shares under methods (1) and/or (2) and other shares under method
(3), the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death Registration

     The Funds generally permit "transfer on death" registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules.


                    REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been accepted.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-255-2287 toll free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

     Expedited Redemption Methods
     (Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

     1 By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial Institution account you have previously specified or

          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming.
          You may only redeem by check via telephone request once in any 7-day period.

          Telephoning the Agent

          Whenever you telephone the Agent, please be prepared to supply:

          account name(s) and number

          name of the caller

          the social security number registered to the account

          personal identification


     Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

          account name(s),

          account number,

          amount to be redeemed,

          any payment directions.

     To have redemption proceeds sent directly to a Financial Institution Account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
Institution account must be identical to those on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Service Shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note that certificate shares and shares which were recently purchased by check are not available for redemption by check.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

     Regular Redemption Method
     (Certificate and Non-Certificate Shares)

     Certificate Shares.  Mail to the Funds' Agent: (1) blank
(unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

          member of a national securities exchange

          U.S. bank or trust company

          state-chartered savings bank

          federally chartered savings and loan association

          foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association
          Medallion Program ("STAMP") Stock Exchanges Medallion
          Program ("SEMP") or the New York Stock Exchange, Inc.
          Medallion Signature Program ("MSP")

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

          Account name(s)

          Account number

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

          Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

          Signature(s) of the registered shareholder(s) and

          Signature guarantee(s), if required, as indicated above.

"When Will I Receive the Proceeds of My Redemption?"

     Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following acceptance of your redemption request. Except as described below, the Funds will send payments within 7 days.

Redemption          Method of Payment                  Charges

Under $1,000        Check                              None
$1,000 or more      Check or, if and as                None
                    you requested on your
                    Application or Ready Access
                    Features Form, wired
                    or transferred through
                    the Automated Clearing
                    House to your Financial
                    Institution Account.
Through a broker
/dealer             Check or wire, to your        None.
                    broker/dealer.                However,
                                                  your
                                                  broker/dealer
                                                  may charge a
                                                  fee.



     Although the Funds do not currently intend to, any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     The Funds may delay redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

     Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                  Dividends and Distributions

     The Funds will declare all of their net income for dividend purposes daily as dividends. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. You can make this election in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features Form. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "third" method.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Dividends paid by each Fund with respect to Service Shares and Original Shares (the Fund's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution
Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

     The Funds will be required to withhold, subject to certain exemptions, 31% of dividends paid or credited to you and redemption proceeds, if you have not filed with the Funds a correct Taxpayer Identification Number, certified when required.

Distribution Arrangements

Confirmations and Share Certificates

     A statement will be mailed to you confirming each purchase of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

     The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." In the case of the Tax-Free Fund, these are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

     A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Tax-Free Fund.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

     Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information

    The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 1998, 1997 and 1996, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 37.7%, 44.9%, and 41.3%, respectively, which should not be considered predictive of future results.

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

Hawaiian Tax Information Concerning the Government Securities
Fund

     The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 1998, 1997 and 1996, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 92.8%, 69.8% and 71.5%, respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

Distribution Plan

      Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule.

     Each Distribution Plan provides for payments by the Fund out of its assets to "Designated Payees," which are broker-dealers, other financial institutions and service providers which have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

     A Designated Payee may pass on a portion of the payments it receives under the Distribution Plan to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares. The Bank of Hawaii and Bancorp Investment Group, which are affiliates of the Adviser, are among those who, indirectly through one or more Designated Payees, will receive payments authorized by the Plan in consideration of their services in connection with investments in Service Shares by their customers.

     Another section of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed 0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

[CAPTION]

                    THE PACIFIC CAPITAL FUNDS
                      OF CASH ASSETS TRUST
                         SERVICE SHARES
                            CASH FUND
                      FINANCIAL HIGHLIGHTS
        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the
Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.
                                                            Period
                         Year Ended March 31,               Ended
                          1999     1998    1997    1996     3/31/95**
Net Asset Value,
 Beginning of Period     $1.00    $1.00    $1.00   $1.00     $1.00
Income from
Investment Operations:
 Net investment income....0.05     0.05     0.05    0.05      0.01
Less distributions:
 Dividends from net
  investment income...... 0.05     (0.05)  (0.05)  (0.05)    (0.01)
Net Asset Value, End
 of Period.............. $1.00     $1.00   $1.00   $1.00     $1.00
Total Return (%)......... 4.64      4.88    4.62    5.06      0.85+
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands)....... 162.6    113.4     65.8    32.9       3.5
Ratio of Expenses to Average
 Net Assets (%)...........  0.81    0.83     0.85   0.86      0.83*
 Average Net Assets (%).... 4.51    4.77     4.53   4.84      5.26*

For periods after April 1, 1995 the expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets (%).............  -      0.82      -      -        -


** For the period from February 1, 1995(commencement of operations) to March 31, 1995.

+ Not annualized

* Annualized

Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 4.09% and its "compounded effective yield" for that period was 4.17%; see the Additional Statement for the method of calculating these yields.



                         THE PACIFIC CAPITAL FUNDS
                           OF CASH ASSETS TRUST
                              SERVICE SHARES
                               TAX-FREE FUND
                           FINANCIAL HIGHLIGHTS
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


     The financial highlights table is intended to help you understand the
Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.
                                                            Period
                         Year Ended March 31,               Ended
                          1999     1998    1997    1996     3/31/95**
Net Asset Value,
 Beginning of Period     $1.00    $1.00    $1.00   $1.00     $1.00
Income from
Investment Operations:
 Net investment income....0.03     0.03     0.03    0.03      0.01
Less distributions:
 Dividends from net
  investment income......(0.03)    (0.03)  (0.03)  (0.03)    (0.01)
Net Asset Value, End
 of Period.............. $1.00     $1.00   $1.00   $1.00     $1.00
Total Return (%)......... 2.65      2.83    2.75    3.11      0.52+
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands).......  47.6     37.1     25.5    17.6       1.4
Ratio of Expenses to Average
 Net Assets (%)........... 0.79    0.88     0.80   0.80      0.77*
 Average Net Assets (%)... 2.64    2.79     2.70   2.97      3.22*

For periods after April 1, 1995 the expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets (%)............. 0.78    -      -        -

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

+ Not annualized

* Annualized

Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 2.35% and its "compounded effective yield" for that period was 2.37%; see the Additional Statement for the method of calculating these yields.



                         THE PACIFIC CAPITAL FUNDS
                           OF CASH ASSETS TRUST
                              SERVICE SHARES
                          GOVERNMENT SECURITIES FUND
                           FINANCIAL HIGHLIGHTS
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The financial highlights table is intended to help you understand the
Fund's financial performance for the period of the Fund's operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request. On April 1, 1998, the fund formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became
Pacific Capital U.S. Government    Securities Cash Assets Trust.



                                                            Period
                         Year Ended March 31,               Ended
                          1999     1998    1997    1996     3/31/95**
Net Asset Value,
 Beginning of Period     $1.00    $1.00    $1.00   $1.00     $1.00
Income from
Investment Operations:
 Net investment income....0.04     0.05     0.04    0.05      0.01
Less distributions:
 Dividends from net
  investment income......(0.04)    (0.05)  (0.04)  (0.05)    (0.01)
Net Asset Value, End
 of Period.............. $1.00     $1.00   $1.00   $1.00     $1.00
Total Return (%)......... 4.54      4.69    4.50    4.94      0.94+
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands)....... 214.2    149.9     83.4    11.8      0.50
Ratio of Expenses to Average
 Net Assets (%)........... 0.74    0.77     0.80    0.80      0.85*
 Average Net Assets (%)... 4.42    4.60     4.42    4.67      5.09*

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996 were:

  Ratio of Expenses
   to Average Net Assets(%)
                             -         -     -       0.88     0.98*
  Ratio of Net Investment
   Income to
   Average Net Assets(%)     -         -     -       4.59     4.96*

The expense ratios after giving effect to the waivers and expense offset for invested cash balances for periods after April 1, 1995 were:

Ratio of Expenses to
  Average Net Assets(%)      -         -    0.79     0.79     -


** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

+ Not annualized

* Annualized

Unaudited: The Fund's "current yield" for the seven days ended March 31, 1999 was 4.06% and its "compounded effective yield" for that period was 4.14%; see the Additional Statement for the method of calculating these yields.


[LOGO]                         Application for
        The Pacific Capital Funds of Cash Assets Trust - Service Shares
                Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                           Tel.# 1-800-255-2287

STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniformed Gifts/Transfers
   to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (910)
  ___ Pacific Capital Tax-Free Cash Assets Trust (920)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (930)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                                        Name of Financial Institution
  _________________________________     _______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Service Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Service Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
     (Service Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                  Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________     __________________________
  First Name   Middle Initial   Last Name     Financial Institution Name

_______________________________________     __________________________
  Street                                      Financial Institution
                                               Street Address

_______________________________________     __________________________
  City                  State       Zip       City        State     Zip

                                      ____________________________________
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Business Trust and Pacific Capital Funds by telephone. TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The
Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N A, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________  __________
Individual (or Custodian)          Joint Registrant, if any    Date
______________________________    __________________________  __________
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[Inside Back Cover]

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
John M. Herndon, Vice President and Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds dated July 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

     You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Funds at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

This Prospectus Should Be Read and Retained For Future Reference

TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributors......................
Tax Information..................................
Financial Highlights.............................
Application and Letter of Intent.................


The file number under which the Fund is registered with the SEC under the
Investment Company Act of 1940 is 811-4066

The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

PROSPECTUS

Service Shares


To receive a free copy of the Trust's SAI, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-952-6666 toll free

                      or you can write to:

                            PFPC Inc.
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-229-7496 or
212-697-6666

This Prospectus should be read and retained for future reference

                    The Pacific Capital Funds
                               of
                        CASH ASSETS TRUST

                Pacific Capital Cash Assets Trust
           Pacific Capital Tax-Free Cash Assets Trust
  Pacific Capital U.S. Government Securities Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017

                          212-697-6666
                  800-CATS-4-YOU (800-228-7496)

Statement of Additional Information                 July 30, 1999

     This Statement of Additional Information (the "SAI") is not a Prospectus. It relates to Cash Assets Trust (the "Trust") which has three separate funds, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (each a "Fund" and collectively, the "Funds"). There are two Prospectuses for the Funds dated July 30, 1999: one for Original Class Shares ("Original Shares"), the other for Service Class Shares "Service Shares") of the Funds. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:
                     800-255-2287 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New
York 10017; or by calling:

                     800-228-7496 toll free
Financial Statements

     The financial statements for each Fund for the year ended March 31, 1999, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of each Fund for the fiscal year ended can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.


                        TABLE OF CONTENTS

Trust History
Investment Strategies and Risks
Policies of the Funds
Management of the Funds
Ownership of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Capital Stock
Purchase, Redemption, and Pricing of Shares
Taxation of the Funds
Underwriter
Performance
Appendix A

                        CASH ASSETS TRUST

               STATEMENT OF ADDITIONAL INFORMATION

                          Trust History

     Cash Assets Trust (the "Trust") is an open-end investment company formed in 1984 as a Massachusetts business trust. The Trust consists of three separate funds: Pacific Capital Cash Assets Trust, (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund"), and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund").

                 Investment Strategies and Risks

     The Pacific Capital Funds of Cash Assets Trust are Pacific Capital Cash Assets Trust (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until April 1, 1998, the Government Securities Fund was called the Treasuries Fund. Each Prospectus contains information as to the purchase and redemption of one class of the Funds' shares. The investment objective and policies of each Fund are described in the Prospectus, which refers to the investments and investment methods described below.

Information on Variable Amount Master Demand Notes

     The Cash Fund may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the Fund's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be First Tier Securities and in connection with such purchases and on an ongoing basis, Pacific Century Trust (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and, effective August 9, 1989, savings institutions (collectively herein, "banks") up to $100,000. On that date the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund and the Tax-Free Fund will invest in them only within a 10% limit of each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Cash Fund may purchase obligations other than those listed in categories 1 through 5 under "The Cash Fund and its Investments," in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectuses and described in the SAI.

Additional Information Regarding Municipal Obligations
Which The Tax-Free Fund May Purchase

Municipal Notes

     The Tax-Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Municipal Bonds

     The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy unlimited general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general financial conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue.

Other Information

     Since the Tax-Free Fund may invest in industrial development bonds or private activity bonds, the Tax-Free Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by those industrial development bonds or private activity bonds or for investors who are "related persons" of such users. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or his or her immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the equity of a corporation or is a partner of a partnership which is a "substantial user" of a facility financed from the proceeds of "industrial development bonds" or "private activity bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of [a] facility" financed from the proceeds of industrial development bonds or private activity bonds.

     Under the Tax Reform Act of 1986, there are certain Municipal Obligations the interest on which is subject to the Federal alternative minimum tax on individuals. While the Tax-Free Fund may purchase these obligations, it may, on the other hand, refrain from purchasing them due to this tax consequence. Also the Tax-Free Fund will not purchase Municipal Obligations the interest on which is not exempt from regular Federal income taxes. The foregoing may narrow the number of Municipal Obligations available to the Tax-Free Fund.

     The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

Ratings

     The ratings assigned by the nationally recognized statistical rating organizations ("NRSROs") represent their opinions of the quality of the debt securities which they undertake to rate. Ratings are general and not absolute standards of quality; consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield. See Appendix A to this SAI for further information about the ratings of the NRSROs as to the various rated Municipal Obligations and Taxable Obligations which the Tax-Free Fund may purchase.

U.S. Government Securities

     All of the Funds may invest in U.S Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities only if Pacific Century Trust (the "Adviser"), acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Turnover

     In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

     The Cash Fund and the Tax-Free Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund and the Tax-Free Fund will make commitments for such when-issued transactions only when they have the intention of actually acquiring the securities. The Cash Fund and the Tax-Free Fund will each maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund and the Tax-Free Fund will each meet their obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund or the Tax-Free Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, they could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Neither the Cash Fund nor the Tax-Free Fund may enter into when-issued commitments exceeding in the aggregate 15% of the market value of their respective total assets, less liabilities other than the obligations created by when-issued commitments.

Diversification and Certain Industry Requirements

     The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                      Policies of the Funds

Investment Restrictions

     Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding shares of that Fund vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

     Investment Restrictions of the Cash Fund

     The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

     1. The Cash Fund has diversification and anti-concentration requirements.

     The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

     The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the SAI); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

     The Cash Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     3. The Cash Fund can borrow only in limited amounts for special purposes.

     The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets.

     Except in connection with borrowings, the Cash Fund will not issue senior securities.

Investment Restrictions of the Tax-Free Fund

     The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

     1. The Tax-Free Fund has anti-concentration requirements.

     The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government Obligations and those bank obligations and instruments of domestic banks which the Fund may purchase are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

     2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

     The Tax-Free Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The
Tax-Free Fund can lend its portfolio securities and enter into repurchase agreements.

     3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

     The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

 Investment Restrictions of the Government Securities Fund

     The following restrictions on the Government Securities
Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities
Fund.

     1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

     The Government Securities Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     2. The Government Securities Fund can borrow only in limited amounts for special purposes.

     The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Restrictions Applicable to all of the Funds

1. The Funds invest only in certain limited securities.

     The Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof, except that the Tax-Free Fund may purchase Municipal Obligations with put rights in order to maintain liquidity and may purchase shares of other investment companies.

     The Cash Fund and the Tax-Free Fund cannot purchase or hold the securities of any issuer if, to their knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

     The Cash Fund and the Tax-Free Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, they can buy any securities which they could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Cash Fund's assets must be in established companies.

     Only 5% of the Cash Fund's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Funds do not buy for control.

     The Funds cannot invest for the purpose of exercising control or management of other companies. This restriction is not applicable to the Government Securities Fund.

4. The Funds do not sell securities they do not own or borrow from brokers to buy securities.

     Thus, they cannot sell short or buy on margin.

5. The Funds are not an underwriters.

     The Funds cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, they cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

                     Management of the Funds

The Board of Trustees

     The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

     The Trustees and officers of the Funds, their affiliations, if any, with the Adviser or Distributor and their principal occupations during at least the past five years are set forth below. Each of the Trustees and officers of the Funds holds the same position with all of the Funds. Each of the Trustees of the Funds is also a Trustee of Hawaiian Tax-Free Trust, a tax-free municipal bond fund which has the same Adviser and Administrator as the Funds. Mr. Herrmann is an interested person of each of the Funds, as that term is defined in the 1940 Act, as an officer of the Funds, as a Director and officer of Aquila Distributors, Inc. (the "Distributor") and as a shareholder of the Distributor. Mr. Philpotts is an interested person as a director of the Adviser. They are so designated by an asterisk. As of the date of this SAI, the Trustees and officers of the Funds owned less than 1% of the outstanding shares of any of them.


Lacy B. Herrmann*        Chairman       Founder and Chairman of
380 Madison Avenue       of the         the Board of Aquila
New York, New York       Board of       Management Corporation,
10017,                   Trustees       the sponsoring
Age: 70                                 organization and Manager
                                        or Administrator and/or
                                        Adviser or Sub-Adviser to
                                        the Aquila Money Market
                                        Funds, the Aquila Bond
                                        Funds and the Aquila
                                        Equity Funds, and
                                        Founder, Chairman of the
                                        Board of Trustees and
                                        (currently or until 1998)
                                        President of each since
                                        its establishment,
                                        beginning in 1984; Vice
                                        President and Director,
                                        and formerly Secretary,
                                        of Aquila Distributors,
                                        Inc., distributor of the
                                        above funds, since 1981;
                                        President and a Director
                                        of STCM Management
                                        Company, Inc., sponsor
                                        and sub-adviser to CCMT;
                                        Founder and Chairman of
                                        several other money
                                        market funds; Director or
                                        Trustee of OCC Cash
                                        Reserves, Inc. and Quest
                                        For Value Accumulation
                                        Trust, and Director or
                                        Trustee of Oppenheimer
                                        Quest Value Fund, Inc.,
                                        Oppenheimer Quest Global
                                        Value Fund, Inc. and
                                        Oppenheimer Rochester
                                        Group of Funds, each of
                                        which is an open-end
                                        investment company;
                                        Trustee of Brown
                                        University, 1990-1996 and
                                        currently Trustee
                                        Emeritus; actively
                                        involved for many years
                                        in leadership roles with
                                        university, school and
                                        charitable organizations.

Vernon R. Alden          Trustee        Director of Sonesta
20 Park Plaza, Suite 1010               International Hotels
Boston, Massachusetts                   Corporation Boston,
02116                                   Massachusetts and
Age: 76                                 Independent General
                                        Partner of the Merrill
                                        Lynch-Lee Funds; Former
                                        Director of Colgate-
                                        Palmolive Company,
                                        Digital Equipment
                                        Corporation, Intermet
                                        Corporation, The McGraw
                                        Hill and The Mead
                                        Corporation; Chairman of
                                        the Board and Executive
                                        Committee of The Boston
                                        Company, Inc., a
                                        financial services
                                        company, 1969-1978;
                                        Trustee of Tax-Free Trust
                                        of Oregon since 1988, of
                                        Hawaiian Tax-Free Trust,
                                        Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1989, of
                                        Cascades Cash Fund, 1989-
                                        1994, of Narragansett
                                        Insured Tax-Free Income
                                        Fund since 1992, and of
                                        Aquila Cascadia Equity
                                        Fund since 1996;
                                        Associate Dean and member
                                        of the faculty of Harvard
                                        University Graduate
                                        School of Business
                                        Administration, 1951-
                                        1962; member of the
                                        faculty and Program
                                        Director of Harvard
                                        Business School -
                                        University of Hawaii
                                        Advanced Management
                                        Program, summer of 1959
                                        and 1960; President of
                                        Ohio University, 1962-
                                        1969; Chairman of The
                                        Japan Society of Boston,
                                        Inc., and member of
                                        several Japan-related
                                        advisory councils;
                                        Chairman of the
                                        Massachusetts Business
                                        Development Council and
                                        the Massachusetts Foreign
                                        Business Council, 1978-
                                        1983; Trustee Emeritus,
                                        Boston Symphony
                                        Orchestra; Chairman of
                                        the Massachusetts Council
                                        on the Arts and
                                        Humanities, 1972-1984;
                                        Member of the Board of
                                        Fellows of Brown
                                        University, 1969-1986;
                                        Trustee of various other
                                        cultural and educational
                                        organizations; Honorary
                                        Consul General of the
                                        Royal Kingdom of
                                        Thailand; Received
                                        Decorations from the
                                        Emperor of Japan (1986)
                                        and the King of Thailand
                                        (1996 and 1997).

Arthur K. Carlson        Trustee        Retired; Advisory
8702 North Via La Serena,               Director of the
Paradise Valley, Arizona                Renaissance Companies
85253                                   (design and construction
Age: 77                                 companies of commercial,
                                        industrial and upscale
                                        residential properties)
                                        since 1996; Senior Vice
                                        President and Manager of
                                        the Trust Division of The
                                        Valley National Bank of
                                        Arizona, 1977-1987;
                                        Trustee of Tax-Free Fund
                                        of Colorado, Hawaiian
                                        Tax-Free Trust, Tax-Free
                                        Trust of Arizona and
                                        Pacific Capital Cash
                                        Assets Trust since 1987,
                                        of Pacific Capital Tax-
                                        Free Cash Assets Trust
                                        and Pacific Capital U.S.
                                        Government Securities
                                        Cash Assets Trust since
                                        1988 and of Aquila Rocky
                                        Mountain Equity Fund
                                        since 1993; previously
                                        Vice President of
                                        Investment Research at
                                        Citibank, New York City,
                                        and prior to that Vice
                                        President and Director of
                                        Investment Research of
                                        Irving Trust Company, New
                                        York City; past President
                                        of The New York Society
                                        of Security Analysts and
                                        currently a member of the
                                        Phoenix Society of
                                        Financial Analysts;
                                        formerly Director of the
                                        Financial Analysts
                                        Federation; past Chairman
                                        of the Board and past
                                        Director of Mercy
                                        Healthcare of Arizona,
                                        Phoenix, Arizona;
                                        Director of St. Joseph's
                                        Hospital Foundation since
                                        1996 and Director of
                                        Northern Arizona
                                        University Foundation
                                        since 1990, present or
                                        formerly an officer
                                        and/or director of
                                        various other community
                                        and professional
                                        organizations.

William M. Cole           Trustee       President of Cole
852 Ramapo Way,                         International,
Westfield, New Jersey                   Inc., financial and
07090                                   shipping consultants,
Age: 68                                 since 1974; President of
                                        Cole Associates, shopping
                                        center and real estate
                                        developers, 1974-1976;
                                        President of Seatrain
                                        Lines, Inc., 1970-1974;
                                        former General Partner of
                                        Jones & Thompson,
                                        international shipping
                                        brokers; Trustee of
                                        Pacific Capital Cash
                                        Assets Trust since 1984,
                                        of Hawaiian Tax-Free
                                        Trust since 1985, of Tax-
                                        Free Fund of Colorado
                                        since 1987 and of Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988;
                                        Chairman of Cole Group, a
                                        financial consulting and
                                        real estate firm, since
                                        1985.

Thomas W. Courtney       Trustee        President of Courtney
P.O. Box 8186                           Associates, Inc., a
Naples, Florida 33941                   venture capital firm,
Age: 65                                 since 1988; General
                                        Partner of Trivest
                                        Venture Fund, 1983-1988;
                                        President of Federated
                                        Investment Counseling
                                        Inc., 1975-1982;
                                        President of Boston
                                        Company Institutional
                                        Investors, Inc., 1970-
                                        1975; formerly a Director
                                        of the Financial Analysts
                                        Federation; Trustee of
                                        Hawaiian Tax-Free Trust
                                        and Pacific Capital Cash
                                        Assets Trust since 1984,
                                        of Tax-Free Trust of
                                        Arizona since 1986 and of
                                        Pacific Capital Tax-Free
                                        Cash Assets Trust and
                                        Pacific Capital U.S.
                                        Government Securities
                                        Cash Assets Trust since
                                        1988; Trustee of numerous
                                        Oppenheimer Capital and
                                        Oppenheimer Management
                                        Funds.

Richard W. Gushman, II   Trustee        President and Chief
700 Bishop Street                       Executive Officer of
Suite 222                               OKOA, INC., a private
Honolulu, Hawaii 96813                  Hawaii corporation
Age: 53                                 involved in real estate;
                                        adviser to RAMPAC, Inc.,
                                        a wholly owned subsidiary
                                        of the Bank of Hawaii,
                                        involved with commercial
                                        real estate finance;
                                        Trustee of Hawaiian Tax-
                                        Free Trust since 1992 and
                                        of Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993;
                                        Trustee of the University
                                        of Hawaii Foundation and
                                        of Hawaii Pacific
                                        University; Member of the
                                        Boards of Aloha United
                                        Way, Boys and Girls Club
                                        of Honolulu and Oceanic
                                        Cablevision, Inc.

Stanley W. Hong          Trustee        President and Chief
4976 Poola Street                       Executive Officer
Honolulu, Hawaii 96821                  of The Chamber of
Age: 63                                 Commerce of Hawaii since
                                        1996; Business consultant
                                        since 1994; Senior Vice
                                        President of McCormack
                                        Properties, Ltd., 1993-
                                        1994; President and Chief
                                        Executive of the Hawaii
                                        Visitors Bureau, 1984-
                                        1993; Vice President,
                                        General Counsel and
                                        Corporate Secretary at
                                        Theo, Davies & Co., Ltd.,
                                        a multiple business
                                        company, 1973-1984;
                                        formerly Legislative
                                        Assistant to U.S. Senator
                                        Hiram L. Fong; member of
                                        the Boards of Directors
                                        of several community
                                        organizations; Trustee of
                                        Hawaiian Tax-Free Trust
                                        since 1992 and of Pacific
                                        Capital Cash Assets
                                        Trust, Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993;
                                        Director of Capital
                                        Investment of Hawaii,
                                        Inc. since 1995 (Real
                                        Estate and Wholesale
                                        Bakery); Director,
                                        Central Pacific Bank
                                        since 1985; Trustee of
                                        Nature Conservancy of
                                        Hawaii since 1990; Regent
                                        of Chaminade University
                                        of Honolulu since 1990.

Theodore T. Mason,       Trustee        Managing Director of
26 Circle Drive,                        EastWind Power
New York 10706                          Partners, Ltd. since
Age: 63                                 1994; Hastings-on-Hudson,
                                        Second Vice President,
                                        Alumni Association, SUNY
                                        Maritime College 1998;
                                        Director for the same
                                        organization, 1997;
                                        Director of Cogeneration
                                        Development of Willamette
                                        Industries, Inc., a
                                        forest products company,
                                        1991-1993; Vice President
                                        of Corporate Development
                                        of Penntech Papers, Inc.,
                                        1978-1991; Vice President
                                        of Capital Projects for
                                        the same company, 1977-
                                        1978; Vice Chairman of
                                        the Board of Trustees of
                                        CCMT since 1981; Trustee
                                        and Vice President, 1976-
                                        1981, and formerly
                                        Director of its
                                        predecessor; Director of
                                        STCM Management Company,
                                        Inc.; Vice Chairman of
                                        the Board of Trustees and
                                        Trustee of Prime Cash
                                        Fund (which is inactive)
                                        since 1982; Trustee of
                                        Short Term Asset
                                        Reserves, 1984-1986 and
                                        1989-1996, of Hawaiian
                                        Tax-Free Trust and
                                        Pacific Capital Cash
                                        Assets Trust since 1984,
                                        of Churchill Cash
                                        Reserves Trust since
                                        1985, of Pacific Capital
                                        Tax-Free Cash Assets
                                        Trust and Pacific Capital
                                        U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988 and of
                                        Churchill Tax-Free Fund
                                        of Kentucky since 1992;
                                        Vice President and
                                        Trustee of Oxford Cash
                                        Management Fund, 1983-
                                        1989; Vice President of
                                        Trinity Liquid Assets
                                        Trust, 1983-1985;
                                        President and Director of
                                        Ted Mason Venture
                                        Associates, Inc., a
                                        venture capital
                                        consulting firm, 1972-
                                        1980; Advisor to the
                                        Commander, U.S. Maritime
                                        Defense Zone Atlantic,
                                        1984-1988; National Vice
                                        President,
                                        Surface/Subsurface,
                                        Naval Reserve
                                        Association, 1985-1987;
                                        National Vice President,
                                        Budget and Finance, for
                                        the same Association,
                                        1983-1985; Commanding
                                        Officer of four Naval
                                        Reserve Units, 1974-1985;
                                        Captain, USNR, 1978-1988.

Russell K. Okata         Trustee        Executive Director,
888 Miliani Street                      Hawaii Government
Suite 601,                              Employees Association
Honolulu, Hawaii                        AFSCME Local
96813-298                               152, AFL-CIO; Trustee
Age: 55                                 of Hawaiian Tax-Free
                                        Trust since 1992 and of
                                        Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993;
                                        Chairman of the Royal
                                        State Insurance Group
                                        since 1988; Trustee of
                                        the Blood Bank of Hawaii
                                        since 1975 (Chair 1982-
                                        1984); International Vice
                                        President of the American
                                        Federation of State,
                                        Country and Municipal
                                        Employees, AFL-CIO since
                                        1981; Director of the
                                        Rehabilitation Hospital
                                        of the Pacific since
                                        1981; Trustee of the
                                        Public Schools of Hawaii
                                        Foundation since 1986;
                                        Member of the Judicial
                                        Council of Hawaii since
                                        1987; and 1997 chair of
                                        the Hawaii Community
                                        Foundation.

Douglas Philpotts*       Trustee        Retired; Director of P.O.
Box 3170                                Financial Plaza of the
Honolulu, Hawaii 96802                  Pacific Hawaiian  Trust
Age: 67                                 Company, Limited 1986-
                                        1997; Chairman of the
                                        Board, 1992-1994  and
                                        President, 1986-
                                        1992;Director of Victoria
                                        Ward, Limited; Trustee of
                                        Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust, Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust and Hawaiian Tax-
                                        Free Trust since 1992;
                                        Trustee of Pacific
                                        Capital Funds, which
                                        includes bond and stock
                                        funds, since 1993;
                                        Trustee of the Strong
                                        Foundation; present or
                                        former director or
                                        trustee of a number of
                                        civic and charitable
                                        organizations in Hawaii.

Oswald K. Stender        Trustee        Director of Hawaiian
P. O. Box 3466                          Electric Industries,
Honolulu, Hawaii 96801                  Inc., a public utility
Age:67                                  holding company, since
                                        1993; Trustee of the
                                        Bernice Pauahi Bishop
                                        Estate 1990- 1999; Senior
                                        Advisor to the Trustees
                                        of The Estate of James
                                        Campbell, 1987-1989 and
                                        Chief Executive Officer,
                                        1976-1988; Director of
                                        several housing and real
                                        estate associations;
                                        Director, member or
                                        trustee of several
                                        community organizations;
                                        Trustee of Hawaiian Tax-
                                        Free Trust since 1992 and
                                        of Pacific Capital Cash
                                        Assets Trust, Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1993; Trustee
                                        of Pacific Capital Funds,
                                        which includes bond and
                                        stock funds, since 1993.

Diana P. Herrmann,*      Trustee,       President and Chief
380 Madison Avenue                      Operating Officer of the
New York, New York       Vice           Administrator since 1997,
10017                    President      a Director since 1984,
Age: 41                                 Secretary since 1986 and
                                        previously its Executive
                                        Vice President, Senior
                                        Vice President or Vice
                                        President, 1986-1997;
                                        President of various
                                        Aquila Bond and Money-
                                        Market Funds since 1998;
                                        Assistant Vice President,
                                        Vice President, Senior
                                        Vice President  or
                                        Executive Vice President
                                        of Aquila Money-Market,
                                        Bond and Equity Funds
                                        since 1986; Trustee of a
                                        number of Aquila Money-
                                        Market, Bond and Equity
                                        Funds since 1995;
                                        Trustee of Reserve Money-
                                        Market Funds since 1999
                                        and Reserve Private
                                        Equity Series since 1998;
                                        Assistant Vice President
                                        and formerly Loan Officer
                                        of European American
                                        Bank, 1981-1986; daughter
                                        of the Trust's Chairman;
                                        Trustee of the Leopold
                                        Schepp Foundation
                                        (academic scholarships)
                                        since 1995; actively
                                        involved in mutual fund
                                        and trade associations
                                        and in college and other
                                        volunteer organizations.

Charles E. Childs, III   Senior Vice    Senior Vice President -
380 Madison Avenue,      President      Corporate development
New York, New York 10017                since 1998, formerly Vice
Age: 42                                 President - Assistant
                                        Vice President and
                                        Associate of the
                                        Administrator since 1987;
                                        Senior Vice President,
                                        Vice President or
                                        Assistant Vice President
                                        of the Money-Market Funds
                                        since 1988; Northeastern
                                        University, 1986-1987
                                        (M.B.A., 1987); Financial
                                        Analyst, Unisys
                                        Corporation, 1986;
                                        Associate Analyst at
                                        National Economic
                                        Research Associates, Inc.
                                        (NERA), a micro-economic
                                        consulting firm, 1979-
                                        1985.

Sherri Foster       Vice                Senior Vice President of
100 Ridge Road      President           Hawaiian Tax-Free
Suite 1813-15                           Trust since 1993,
Age: 49                                 President, Vice
                                        President, 1988-1992 and
                                        Assistant Vice President,
                                        1985-1988; Assistant Vice
                                        President of Pacific
                                        Capital Cash Assets Trust
                                        since 1985 and of Pacific
                                        Capital Tax-Free Cash
                                        Assets Trust and Pacific
                                        Capital U.S. Government
                                        Securities Cash Assets
                                        Trust since 1988; Vice
                                        President of Aquila
                                        Cascadia Equity Fund
                                        (this Fund) since 1998;
                                        Registered Representative
                                        of the Distributor since
                                        1985; Realtor-Associate
                                        of Tom Soeten Realty;
                                        Sherian Bender Realty,
                                        successor to John Wilson
                                        Enterprises, 1983-1998;
                                        Executive Secretary of
                                        the Hyatt Regency, Maui,
                                        1981-1983.

John M. Herndon,         Vice           Assistant Secretary of
380 Madison Avenue,      President,     the Aquila Money-Market,
New York, New York       Assistant      Bond and Equity Funds
10017                    Secretary      since 1995 and Vice
Age: 59                                 President of the Aquila
                                        Money-Market Funds since
                                        1990; Vice President of
                                        the Administrator since
                                        1990; Investment Services
                                        Consultant and Bank
                                        Services Executive of
                                        Wright Investors'
                                        Service, a registered
                                        investment adviser, 1983-
                                        1989; Member of the
                                        American Finance
                                        Association, the Western
                                        Finance Association and
                                        the Society of
                                        Quantitative Analysts.


Rose F. Marotta          Chief          Chief Financial Officer
380 Madison Avenue,      Financial      of the Aquila Money-
New York, New York       Officer        Market, Bond and Equity
10017                                   Funds since 1991 and
Age: 75                                 Treasurer, 1981-1991;
                                        formerly Treasurer of the
                                        predecessor of CCMT;
                                        Treasurer and Director of
                                        STCM Management Company,
                                        Inc., since 1974;
                                        Treasurer of Trinity
                                        Liquid Assets Trust,
                                        1982-1986 and of Oxford
                                        Cash Management Fund,
                                        1982-1988; Treasurer of
                                        InCap Management
                                        Corporation since 1982,
                                        of the Administrator
                                        since 1984 and of the
                                        Distributor since 1985.


Richard F. West,         Treasurer      Treasurer of the Aquila
380 Madison Avenue,                     Money-Market, Bond
New York, New York 10017                and Equity Funds and
Age: 63                                 of Aquila Distributors,
                                        Inc. since 1992;
                                        Associate Director of
                                        Furman Selz Incorporated,
                                        1991-1992; Vice President
                                        of Scudder, Stevens &
                                        Clark, Inc. and Treasurer
                                        of Scudder Institutional
                                        Funds, 1989-1991; Vice
                                        President of Lazard
                                        Freres Institutional
                                        Funds Group, Treasurer of
                                        Lazard Freres Group of
                                        Investment Companies and
                                        HT Insight Funds, Inc.,
                                        1986-1988; Vice President
                                        of Lehman Management Co.,
                                        Inc. and Assistant
                                        Treasurer of Lehman Money
                                        Market Funds, 1981-1985;
                                        Controller of Seligman
                                        Group of Investment
                                        Companies, 1960-1980.

Edward M. W. Hines,      Secretary      Partner of Hollyer Brady
551 Fifth Avenue,                       Smith Troxell Barrett
New York, New York 10176                Rockett Hines & Mone
Age: 59                                 LLP, attorneys, since
                                        1989 and counsel, 1987-
                                        1989; Secretary of the
                                        Aquila Money-Market, Bond
                                        and Equity Funds since
                                        1982; Secretary of
                                        Trinity Liquid Assets
                                        Trust, 1982-1985 and
                                        Trustee of that Trust,
                                        1985-1986; Secretary of
                                        Oxford Cash Management
                                        Fund, 1982-1988.

Compensation of Trustees

     The Funds do not pay fees to Trustees affiliated with the Administrator or Adviser or to any of the Fund's officers. During the fiscal year ended March 31, 1999, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid, respectively, $126,327, $60,336 and $68,428 in compensation and reimbursement of expenses to its Trustees. The Funds are among the 14 funds in the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. The following tables list the compensation of all Trustees who received compensation from the Funds, the compensation each received during each Fund's fiscal year from all funds in the Aquilasm Group of Funds and the number of such funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.

               Compensation        Compensation   Compensation
Name           from CAT            from TFCAT     from USGSCAT
[S]            [C]                 [C]                 [C]
Vernon R.      $10,265             $5,285              $6,370
Alden

Arthur K.      $10,391             $5,384              $5,058
Carlson

William M.     $10,513             $5,263              $5,901
Cole

Thomas W.      $10,412             $6,616              $5,865
Courtney

Richard W.     $10,267             $5,470              $4,728
Gushman

Stanley W.     $12,609             $5,196              $4,736
Hong

Theodore T.    $10,716             $5,263              $5,898
Mason

Russell K.     $10,472             $6,231              $4,639
Okata

Douglas        $8,734              $5,451              $3,643
Philpotts

Oswald K.      $10,117             $5,231              $4,829
Stender

[CAPTION]

               Compensation from        Number of Aquila Group
               from all funds in        boards on which the
Name           the Aquila Group         Trustee serves

[S]            [C]                      [C]
Vernon R.      $50,188                  7
Alden

Arthur K.      $54,975                  7
Carlson

William M.     $42,515                  5
Cole

Thomas W.      $47,855                  5
Courtney

Richard W.     $35,058                  4
Gushman

Stanley W.     $36,605                  4
Hong

Theodore T.    $47,453                  8
Mason

Russell K.     $34,961                  4
Okata

Douglas        $30,597                  4
Philpotts

Oswald K.      $34,500                  4
Stender

          Certain Trustees are also trustees of the funds in the Pacific Capital Group of Funds for which the Adviser is also investment adviser. During the calendar year 1998, these funds paid the following Trustees the amounts listed: Mr. Gushman, $18,500; Mr. Hong, $18,500; Mr. Okata, $18,500; Mr. Philpotts,
$16,000; and Mr. Stender, $16,000.


                     Ownership of Securities

     The ownership of more than 5% of the outstanding shares of each Fund on May 12, 1999, was as follows:

     The Cash Fund: Of the Cash Fund's Original Shares, Pacific Century Trust, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 857,650,669 shares in two accounts (66.5%) and Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 126,216,519 shares (31.9%). Of the Cash Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 173,159,906 shares (99.1%)

     The Tax-Free Fund: Of the Tax-Free Fund's Original Shares, Pacific Century Trust, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 66,303,572 shares in two accounts (89.1%) and Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 4,357,971 shares (5.8%); of the Tax-Free Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 46,320,326 shares (99.9%).

     The Government Securities Fund: Of the Government Securities Fund's Original Shares, Pacific Century Trust, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 128,189,124 shares in two accounts (93.8%); Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 7,392,033 shares (5.5%). Of the Treasuries Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 211,851,630 shares (99.9%).

     The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date. On the basis of information received from the record owners listed above, the Funds' management believes (i) that all of the Original Shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares. The Service Shares indicated above are held for the benefit of customers.

             Investment Advisory and Other Services

     Pacific Century Trust ("the Adviser"), a division of the Bank of Hawaii, supervises the investment program of each Fund and the composition of its portfolio. On September 30, 1997, the operations of Hawaiian Trust Company, Ltd., formerly a subsidiary of the Bank of Hawaii, became a division of the Bank of Hawaii and assumed the name Pacific Century Trust.

     The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which were most recently approved by each Fund's shareholders on March 22, 1996.

     The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreements, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Funds' may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

     Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

     Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Business Trust's Declaration of Trust.

     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

     Each Advisory Agreement contains the following provisions as to the Fund's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

     The Adviser has advised the Funds that it is a division of the Bank of Hawaii, which is a state-chartered bank. The Adviser has advised the Funds that it is not prohibited under current Federal banking laws from performing the services for the Funds required by the Advisory Agreements. The Adviser recognizes however, that future changes in federal or state statutes and regulations relating to the permissible activities of bank and bank holding companies, including their bank and non-bank subsidiaries, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Adviser from continuing to serve as the investment adviser to the Funds.

The Administration Agreements

     Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

     Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares. See the SAI for a further description of functions listed in the Administration Agreements as part of such duties.

Advisory and Administration Fees

     During the three fiscal years ended March 31, 1999, the Funds paid the following fees:

To the Adviser:

            Cash Fund         Tax-Free            Government
                              Fund                Securities Fund

1999      $2,072,443          $377,975            $1,049,559

1998      $1,791,797          $271,071            $588,596

1997      $1,424,936          $410,547            $379,291

To the Administrator:

1999      $715,281            $149,267            $266,270

1998      $669,595            $125,970            $168,490

1997      $609,175            $156,130            $124,062

Transfer Agent, Custodian and Auditors

     The Funds' Shareholder Servicing Agent (transfer agent) is
PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     Each Fund's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, Ohio 43271; it receives, holds and delivers the Funds' portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Funds.

     The Funds' auditors, KPMG LLP, 345 Park Avenue, New York,
New York 10154 perform an annual audit of the Funds' financial statements.

            Brokerage Allocation and Other Practices

     During the fiscal years ended September 30, 1998, 1997 and 1996, all of the Funds' transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to brokerage are set forth in the description of the Advisory Agreements, above.

Limitation of Redemptions in Kind

     Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                          Capital Stock

Description of Shares

     The Business Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or Rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the SAI for further information about possible additional classes or series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the SAI; the holders of shares have no pre-emptive or conversion rights.

Voting Rights


     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

     Each Fund has two classes of shares:

     Original Shares: Original Shares are offered solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares. Original Shares are sold with no sales charge and there is no redemption fee.

     Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of each Fund are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

     The Business Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Business Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Business Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Business Trust's property of any shareholder held personally liable for the obligations of the Business Trust. The Declaration of Trust also provides that the Business Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Business Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Business Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Business Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

     The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

           Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

     The Funds operate under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on a Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures include changes in the dividends payable by the each Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

     Under the Procedures which each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

     If you own or purchase shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

                       EXCHANGE PRIVILEGES

Original Shares

     There are two exchange privileges available to holders of Original Shares of the Funds: the Pacific Capital Exchange
Privilege and the Aquilasm Group Exchange Privilege.

Pacific Capital Exchange Privilege

     Shareholders may exchange their Original Shares in any Fund for Institutional Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. As of the date of this SAI, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group." The Adviser acts as investment adviser for the Pacific Capital Funds. All exchanges are subject to certain conditions described below.

Aquilasm Group Exchange Privilege

     Shareholders may exchange their Original Shares of any Fund into certain related tax-free municipal bond funds and two equity funds (the "Aquila Bond and Equity Funds") and money market funds (the "Aquila Money Market Funds"), all of which (the "Aquila Exchange Group") are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of this SAI, the Aquila Bond and Equity Funds are Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah, Narragansett Insured Tax-Free Income Fund, Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund; the Aquila Money Market Funds are the Funds, Capital Cash Management Trust and Churchill Cash Reserves Trust. (With respect to exchanges of Original Shares of any Fund into shares of any other Fund, only exchanges for Original Shares of those funds are permitted.)

Terms and conditions of both Exchange Privileges for Original
Shares

     The Institutional Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges among the Institutional Class shares of each other Pacific Capital Fund at relative net asset values. The Institutional Class shares of each Pacific Capital Fund also have another exchange privilege with certain funds in the Aquila Exchange Group under which their shares and Original Shares of Funds may be exchanged, also without payment of an additional sales charge.

     The funds in the Aquila Exchange Group also have exchange privileges, as described below. Under the exchange privileges of both Exchange Groups, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in one of the Exchange Groups, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the same Exchange Group without the payment of any additional sales charge. An exchange between the two Exchange Groups will, however, result in the applicable sales charge if the shares of the fund being acquired in the exchange carry a sales charge, unless the shares being exchanged are the Eligible Shares (see below) of that Exchange Group.

     The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Institutional shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Original Shares of any Fund; (c) acquired in one or more exchanges between Original Shares of the Funds and shares of the Pacific Capital Funds so long as the Pacific Capital Fund shares were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares.

     If you own Pacific Capital Eligible Shares of any Fund, you may exchange them for shares of any Pacific Capital Fund or any Aquila Money Market Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares. You may also exchange them for the shares of any Aquila Bond or Equity Fund, but only upon payment of the appropriate sales charges.

The Aquila Group Exchange Privilege

     The Aquila Bond and Equity Funds offer Classes of Shares:
Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some funds also offer Financial Intermediary Class Shares ("Class I Shares"). The Exchange Privilege has different provisions for exchanges for each class.

     (1) Originally purchased Money Market Fund shares. Shares of a Money Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money Market Fund Shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money Market Shares.

     (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares of the following categories, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired:

     -    CDSC Class A Shares;

     -    Class C Shares: and

  - Shares of a Money Market Fund that were received in exchange for CDSC Class A Shares or Class C Shares.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless the exchanges that have taken place since the original purchase.

     (3) Extension of Holding Periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

     Each Fund, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Exchange Privilege for Service Shares:

     You may exchange Service Shares in any Fund for Retail Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. The Adviser also acts as Investment Adviser to these funds. As of the date of this SAI, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group."

     Shareholders of any Fund may also exchange their Service Shares for Service Shares of any other Fund, all of which are series of the Business Trust and as such, have the same Administrator, Distributor and Adviser. They are collectively called the "Funds."

     All exchanges are subject to certain conditions described below.

Terms and conditions of the Service Shares Exchange Privilege

     The Retail Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges for Retail Class shares of each other Pacific Capital Fund at relative net asset values without the payment of additional sales charges.

     Under the exchange privileges of the Pacific Capital Exchange Group, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in the Pacific Capital Exchange Group, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the Pacific Capital Exchange Group without the payment of any additional sales charge.

     The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Retail Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Service Shares of a Fund; (c) acquired in one or more exchanges between Service Shares of Funds and Retail Shares of Pacific Capital Funds so long as the Pacific Capital Fund shares were acquired as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares. "Pacific Capital Eligible Shares" of a Fund are those Service Shares which were acquired (a) by exchange for other Pacific Capital Eligible Shares or (b) as a result of reinvestment of dividends and/or distributions of otherwise Pacific Capital Eligible Shares.

     If you own Pacific Capital Eligible Shares of a Fund, you may exchange them for shares of any Pacific Capital Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares.

     If you own Service Shares of any of the Funds that are not Pacific Capital Eligible Shares, you may exchange them for Service Shares of any other Fund without payment of any sales charge. The shares received will continue not to be Pacific Capital Eligible shares. You may also exchange them for the Retail Shares of any Pacific Capital Fund, but only upon payment of the appropriate sales charge.

     Each of the Funds, as well as the Pacific Capital Funds, reserves the right to reject any exchange into its shares, if the shares of the fund into which exchange is desired are not available for sale in the shareholder's state of residence, and to modify or terminate this exchange privilege at any time; in the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Provisions Applicable to All Exchanges of Original Shares and
Service Shares

     All exercises of an exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Pacific Capital Fund or Aquila Bond or Equity Fund will be its public offering price).

     Dividends paid by the Aquila Money Market Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Government Securities Fund (which invests in U.S. government obligations) are exempt from state income taxes. Dividends paid by the Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a fund under the exchange privilege arrangement.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss that may occur.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

 Distribution Plan

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act, which have substantially the same terms. In the following material the "Plan" means the Plan of any of the Funds. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

     Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

     As used in Part I of the Plan, "Qualified Recipients" means
(i) any principal underwriter or underwriters of a Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

     The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year), in the case of the Cash Fund, 0.15 of 1% of the average annual net assets of the Fund, and in the case of the Tax-Free Fund and the Government Securities Fund 0.10 of 1% of their respective average annual net assets. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

     Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by
Part I of the Plan.

     Part I of the Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

     Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended;
(ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and
(iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

     Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

     Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

     Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.

     During the Funds' fiscal year ended March 31, 1999 no or nominal Administrator's Permitted Payments (under $1,000) were made by the Administrator to Qualified Recipients.

     The formula under which the payments described above may be made under Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares. Another factor is that the Fund is one of a group of funds having certain common characteristics. Each such fund (i) is a money market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money market funds advised by other banking institutions or affiliates. The marketing of the Fund's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

Part II of the Plan

     Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

     As used in Part II of the Plan, "Designated Payees" means
(i) any principal underwriter or underwriters of the Fund and
(ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

     Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund (pro-rated for any fiscal year which is not a full fiscal year),
0.25 of 1% of the average annual net assets of the Fund represented by to the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees; (ii) not to select any Designated Payee; and (iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

     Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, sub-adviser or Administrator paid or accrued during such quarter.

     Part II of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of
Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders. Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

     Part II of the Plan states that in the case of a Designated Payee, which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under
Part II of the Plan.

     During the three fiscal years ended March 31, 1999, the following payments were made by each of the Funds under Part II of their respective Plans to Designated Payees. All such payments were for compensation.

          Cash Fund      Tax-Free Fund       Government
                                             Securities Fund

1999      $338,640       $116,914            $468,352

1998      $225,212       $ 63,840            $282,730

1997      $125,694       $ 50,847            $141,496

                      Taxation of the Trust

     Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.



                           Underwriter

     Aquila Distributors, Inc. acts as each Fund's principal underwriter in the continuous public offering of each Fund's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)            (2)            (3)            (4)            (5)

Name of      Net Under-     Compensation    Brokerage    Other
Principal    writing      on Redemptions    Commissions  Compen-
Underwriter  Discounts      and                          sation
             and            Repurchases
             Commissions

Aquila       None             None            None      None
Distributors
Inc.

                           Performance

     From time to time, each Fund may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the net income generated by an investment in that Fund over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Each Fund may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     In addition, each Fund may also compare its performance to other income-producing securities such as (i) money market funds;
(ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and each Fund other than their yields, some of which are summarized below.

     The yield of each Fund is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as Repurchase Agreements and Commercial Paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                           APPENDIX A

     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2) Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

          * Leading market positions in well-established industries.

          * High rates of return on funds employed.

          * Conservative capital structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

     The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

     Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long- term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.


   DESCRIPTION OF MUNICIPAL BOND AND COMMERCIAL PAPER RATINGS

Municipal Bond Ratings

     Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or Minus (:): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Standard & Poor's ratings for municipal note issues are designated SP in order to help investors distinguish more clearly the credit quality of notes as compared to bonds. Notes bearing the designation SP-1 are deemed very strong or to have strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. Notes bearing the designation SP-2 are deemed to have a satisfactory capacity to pay principal and interest.

     Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     Moody's Short Term Loan Ratings - There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

     MIG1/VMIG1     This designation denotes best quality. There
                    is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG2/VMIG2     This designation denotes high quality.
                    Margins of protection are ample although not so large as in the preceding group.

     MIG3/VMIG3     This designation denotes favorable quality.
                    All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG4/VMIG4     This designation denotes adequate quality.
                    Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Commercial Paper Ratings

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are designed with the numbers 1, 2 and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                        CASH ASSETS TRUST
                    PART C: OTHER INFORMATION

Financial Statements

     Financial Statements of the Pacific Capital Funds of Cash Assets Trust:

          Included in Part A:

          Financial Highlights of
            Pacific Capital Cash Assets Trust
            Pacific Capital Tax-free Cash Assets Trust
            Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Incorporated by reference into Part B:

          Report of Independent Auditors

          Statement of Assets and Liabilities as of
                  March 31, 1999:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Operations for the Year Ended
                  March 31, 1999:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Changes in Net Assets for the
                  Years Ended March 31, 1999 and 1998:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Investments as of March 31, 1999:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Notes to Financial Statements:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Included in Part C:

          Consent of Independent Auditors


ITEM 23 Exhibits:

         (a) Amended and Restated Declaration of Trust (ii)

         (b) By-laws (iv)


          (c) Instruments defining rights of shareholders

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

          At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.


         (d) (a) Investment Advisory Agreement for Pacific
                    Capital Cash Assets Trust Series (i)

             (b) Investment Advisory Agreement for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (i)

             (c) Investment Advisory Agreement for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (i)

         (e) (a) Distribution Agreement for Pacific Capital
                    Cash Assets Trust Series (ii)

             (b) Distribution Agreement for Pacific Capital
                    Tax-Free Cash Assets Trust Series (ii)

             (c) Distribution Agreement for Pacific Capital
                    U.S. Treasuries Cash Assets Trust
                    Series (ii)

             (d) Distribution Assistance Agreement for All
                    Series (ii)

             (e) Distribution Assistant Agreement for All
                    Series with BHC Securities, Inc. (ii)

         (f) Not applicable

         (g) (a) Custody Agreement for All Series (ii)

         (h) (a) Transfer Agency Agreement for All
                    Series (iii)

             (b) Administration Agreement for Pacific
                    Capital Cash Assets Trust Series (ii)

             (c) Administration Agreement for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (d) Administration Agreement for Pacific
                    Capital U.S. Government Securities Cash
Assets
                    Trust Series (ii)

             (e) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Cash Assets Trust Series (ii)

             (f) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Cash Assets Trust Series
                    (ii)

             (g) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Cash Assets Trust Series
                    (ii)

             (h) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Tax-Free Cash Assets Trust Series
                    (ii)

             (i) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (j) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (k) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific
                    Capital U.S. Government Securities Cash
Assets
                    Trust Series (ii)

             (l) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital U.S. Government Securities Cash
Assets
                    Trust Series (ii)

             (m) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital U.S. Government Securities Cash
Assets
                    Trust Series (ii)

        (i) (a) Opinion of counsel to the Trust (ii)

               (b) Consent of counsel to the Trust

        (j) Not applicable

        (k) Not applicable

        (l) Not applicable

        (m) (a) Distribution Plan for Pacific Capital
                    Cash Assets Trust Series (ii)

             (b) Distribution Plan for Pacific Capital
                    Tax-Free Cash Assets Trust Series (ii)

             (c) Distribution Plan for Pacific Capital U.S.
               Government Securities Cash Assets Trust Series
(ii)

          (n) Financial Data Schedules (iv)

        (o) (a) Principles of Cooperation for All Series (ii)

             (b) Information Sharing Agreement (ii)

             (c) Financial Data Schedules (iii)

        (o) Plan pursuant to Rule 18f-3 under the
                    1940 Act (i)


  (i) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 20 dated May 25, 1996 and
        incorporated herein by reference.

 (ii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 21 dated July 27, 1997 and incorporated herein by reference.

 (iii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 22 dated May 28, 1998 and
        incorporated herein by reference.

(iv) Filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of
         Registrant's Amended and Restated Declaration of
         Trust, filed as Exhibit 1 herewith, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment
         Adviser

         Pacific Century Trust, Registrant's investment adviser, is a division of Bank of Hawaii. Bank of Hawaii is a state-chartered bank. Bank of Hawaii is a subsidiary of Bancorp Hawaii, Inc. Bancorp Hawaii,
         Inc. is a bank holding company.

ITEM 27. Principal Underwriters

     (a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Cascadia Equity Fund, Aquila Rocky Mountain Equity Fund, Capital Cash Management Trust, Churchill Cash Reserves Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as the Registrant's principal underwriter.

     (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities
         Exchange Act of 1934.

     (c) Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectuses and Statements of Additional Information of the three Portfolios of the Trust.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     (a) Not applicable.

     (b) Not applicable.

KPMG LLP
345 Park Avenue
New York, NY 10154



                  Independent Auditors' Consent

To The Board of Directors and Shareholders
Cash Assets Trust:

We consent to the use of our report dated April 27, 1999 incorporated herein by reference and to the reference to our firm under the headings "Financial Highlights" in the Prospectus, "Financial Statements" and "Transfer Agent, Custodian and
Auditors"  in the Statement of Additional Information.


KPMG LLP
/s/ KPMG LLP

New York, New York
May 24, 1999

                           SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of May, 1999.

                                        CASH ASSETS TRUST
                                          (Registrant)


                                   By
                                     Lacy B. Herrmann
                                     Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.



     SIGNATURE                     TITLE                    DATE

/s/Lacy B. Herrmann                                    5/28/99
______________________     Chairman of     ___________
  Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)
/s/Vernon R. Alden                                     5/28/99
______________________     Trustee                    ___________
  Vernon R. Alden


/s/Arthur K. Carlson                                   5/28/99
______________________     Trustee                    ___________
 Arthur K. Carlson


/s/William M. Cole                                     5/28/99
______________________     Trustee                    ___________
   William M. Cole


/s/Thomas W. Courtney                                  5/28/99
______________________     Trustee                    ___________
 Thomas W. Courtney


/s/Richard W. Gushman, II                              5/28/99
______________________     Trustee                    ___________
Richard W. Gushman, II


/s/Stanley W. Hong                                     5/28/99
______________________     Trustee                    ___________
  Stanley W. Hong


/s/Theodore T. Mason                                   5/28/99
______________________     Trustee                    ___________
 Theodore T. Mason


/s/Russell K. Okata                                    5/28/99
______________________     Trustee                    ___________
  Russell K. Okata


/s/Douglas Philpotts                                   5/28/99
_______________________    Trustee                    ___________
  Douglas Philpotts


/s/Oswald K. Stender                                   5/28/99
_______________________    Trustee                    ___________
  Oswald K. Stender


/s/Rose F. Marotta                                     5/28/99
_______________________   Chief Financial Officer     ___________
   Rose F. Marotta       (Principal Financial and
                          Accounting Officer)

                        CASH ASSETS TRUST

                         EXHIBIT INDEX

    Exhibit        Exhibit
    Number         Name

     (b)          By-Laws

     (i)          Consent of counsel

     (n)            Financial Data Schedules

                   Correspondence